UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/1999

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $530,954 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp.        COMMON           003830106     2956  2955848          SOLE                  2955848
Air Express                    COMMON           009104100    12256   379295          SOLE                   379295
Amcol International            COMMON           02341W103     3049   189057          SOLE                   189057
Anacomp Inc - New              COMMON           032371106    10022   551030          SOLE                   551030
BCE Inc. US                    COMMON           05534B109    15180   168313          SOLE                   168313
Bonneville Pacific             COMMON           098904204     7185   649495          SOLE                   649495
Chesapeake Corp.               COMMON           165159104      898    29452          SOLE                    29452
Consolidated Natural Gas       COMMON           209615103    70418  1084400          SOLE                  1084400
Elbit Limited                  COMMON           284275104     4512   255094          SOLE                   255094
Flycast Comm. Corp.            COMMON           344067103     6813    52435          SOLE                    52435
General Instrument Corp.       COMMON           370120107    65848   774677          SOLE                   774677
Global Light Telecoms          COMMON           37934X100     2656   214620          SOLE                   214620
GTS INC                        COMMON           37936U104    13330   383600          SOLE                   383600
Homefed Corp - New             COMMON           43739D208      127   144421          SOLE                   144421
Howmet International Inc.      COMMON           443208103    14184   785251          SOLE                   785251
Iridium                        COMMON           G49398105       89    36583          SOLE                    36583
Jones Intercable Class A       COMMON           480206200    11403   164515          SOLE                   164515
Jones Intercable Inc.          COMMON           480206101     3407    49019          SOLE                    49019
Media General Inc. Class A     COMMON           584404107    13464   258924          SOLE                   258924
MediaOne                       COMMON           58440J104   113580  1478672          SOLE                  1478672
Network Computing Devices      COMMON           64120N100      517    65700          SOLE                    65700
Novacare Inc.                  COMMON           669930109      434  2312104          SOLE                  2312104
Olsten Corp.                   COMMON           681385100    50192  4436837          SOLE                  4436837
Omnipoint Corp.                COMMON           68212D102    14871   123286          SOLE                   123286
Pittway Corp. Class A          COMMON           725790208    16384   365616          SOLE                   365616
Pittway Corp.                  COMMON           725790109      553    12263          SOLE                    12263
Shorewood Packaging Corp.      COMMON           825229107     5308   280282          SOLE                   280282
Trans World EntertainmentCorp. COMMON           89336Q100    13657  1300649          SOLE                  1300649
US West Inc.                   COMMON           91273H101    54069   750962          SOLE                   750962
Ziff Davis Inc.                COMMON           989511100     1227    77594          SOLE                    77594
Air Express Options FEB 30     OPTIONS          009104101       57      208     CALL SOLE                      208
AT&T Corp. APR 55              OPTIONS          001957109      121      431     CALL SOLE                      431
Columbia Gas FEB 60            OPTIONS          1976489BL      525      977     CALL SOLE                      977
Consolidated Nat Gas JAN 60    OPTIONS          2096159AL      162      308     CALL SOLE                      308
Howmet Intl APR 17 1/2         OPTIONS          4432089DW       51      411     CALL SOLE                      411
MediaOne   FEB 75              OPTIONS          58440J9BO      180      400     CALL SOLE                      400
Republic NY Corp. JAN 65       OPTIONS          7607199AM       11       16     CALL SOLE                       16
Republic NY Corp. JAN 55       OPTIONS          7607199MK        0      705     PUT  SOLE                      705
Republic NY Corp. JAN 65       OPTIONS          7607199MM        0      651     PUT  SOLE                      651
S&P 500 Options    JAN 1325    OPTIONS          9ME            219      547     PUT  SOLE                      547
US West Inc.   FEB 70          OPTIONS          91273H9BN      103      200     CALL SOLE                      200
Nebco Evans Pfd.               PREFERRED        U62922106      197    39425          SOLE                    39425
ABRAXAS CONTINGENT RGTS        RIGHTS           003831112      739  2957549          SOLE                  2957549
Spec Foods Wrnts 12/15/09      WARRANT          784127AA0        0     6782          SOLE                     6782
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